Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Total	Issued capital [member]	Additional paid-in capital [member]	Transactions among shareholders [member]	Special reserve [Member]	Other reserves [member]	Total Capital reserve [member]	Treasury shares [member]	Other comprehensive income [member]	Accumulated losses [member]	Total attributable to the equity holders of the parent [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	R$ 587,242	R$ 41	R$ 944,201	R$ (35,195)		R$ 14,364	R$ 923,370			R$ (394,287)	R$ 529,124	R$ 58,118
Statement [Line Items]
Capital increase	529,014	8	527,523				527,523				527,531	1,483
Repurchase of shares	(280,825)	(3)	(280,822)				(280,822)				(280,825)
Acquisition of non-controlling interest	(250,480)			(198,013)			(198,013)				(198,013)	(52,467)
Dilution of non-controlling interest				(4,309)			(4,309)				(4,309)	4,309
Net income (loss) for the year	(104,969)									(108,731)	(108,731)	3,762
Other comprehensive income for the year	2,595								R$ 2,595		2,595
Ending balance (Previously stated [member]) at Dec. 31, 2017	482,577	46	1,190,902	(237,517)		14,364	967,749		2,595	(503,018)	467,372	15,205
Ending balance (Adoption of new accounting standard (IFRS 9) [member]) at Dec. 31, 2017	(47,294)								(45,658)	(490)	(46,148)	(1,146)
Ending balance (After adoption [member]) at Dec. 31, 2017	435,283	46	1,190,902	(237,517)		14,364	967,749		(43,063)	(503,508)	421,224	14,059
Statement [Line Items]
Capital increase	4,304,927	16	4,302,919				4,302,919				4,302,935	1,992
Transaction costs	(75,774)		(75,774)				(75,774)				(75,774)
Repurchase and cancelation of shares	(142,440)					(142,440)	(142,440)				(142,440)
Issuance of shares for business acquisition	22,000		22,000				22,000				22,000
Reclassification of share-based payments liability to equity	217,487					217,487	217,487				217,487
Grant of share-based payments	46,091					46,091	46,091				46,091
Acquisition of non-controlling interest	(6,795)			13,841			13,841				13,841	(20,636)
Net income (loss) for the year	305,227									301,232	301,232	3,995
Other comprehensive income for the year	(13,015)								(13,271)		(13,271)	256
Ending balance at Dec. 31, 2018	5,092,991	62	5,440,047	(223,676)		135,502	5,351,873		(56,334)	(202,276)	5,093,325	(334)
Statement [Line Items]
Repurchase of shares	(90)							R$ (90)			(90)
Share-based payments	30,787					30,786	30,786				30,786	1
Deferred tax benefit of tax deductible goodwill from purchased noncontrolling interests	61,127				R$ 61,127		61,127				61,127
Net income (loss) for the year	804,195									803,232	803,232	963
Dividends paid	4											4
Other comprehensive income for the year	(16,001)								(16,001)		(16,001)
Ending balance at Dec. 31, 2019	R$ 5,973,005	R$ 62	R$ 5,440,047	R$ (223,676)	R$ 61,127	R$ 166,288	R$ 5,443,786	R$ (90)	R$ (72,335)	R$ 600,956	R$ 5,972,379	R$ 626